CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 625		$ (21,485,011)	$ (21,484,386)
Balance at the beginning (in shares) at Dec. 31, 2020	6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income			4,767,283	4,767,283
Accretion for Class A common stock to redemption amount				2,093,167
Balance at the ending at Dec. 31, 2021	$ 625		(16,717,728)	(16,717,103)
Balance at the ending (in shares) at Dec. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income			2,836,725	2,836,725
Balance at the ending at Mar. 31, 2022	$ 625		(13,881,003)	(13,880,378)
Balance at the ending (in shares) at Mar. 31, 2022	6,250,000
Balance at the beginning at Dec. 31, 2021	$ 625		(16,717,728)	(16,717,103)
Balance at the beginning (in shares) at Dec. 31, 2021	6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income			5,539,079	5,539,079
Investment pursuant to business combination agreement		$ 82,741		82,741
Accretion for Class A common stock to redemption amount		(82,741)	(2,088,562)	(2,171,303)
Balance at the ending at Dec. 31, 2022	$ 625		(13,267,211)	(13,266,586)
Balance at the ending (in shares) at Dec. 31, 2022	6,250,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income			(448,097)	(448,097)
Investment pursuant to business combination agreement		199,633		199,633
Accretion for Class A common stock to redemption amount		$ (224,633)	(139,693)	(364,326)
Balance at the ending at Mar. 31, 2023	$ 625		$ (13,855,001)	$ (13,854,376)
Balance at the ending (in shares) at Mar. 31, 2023	6,250,000